RELATED PARTY TRANSACTIONS - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 11,018	$ 13,965
Amounts due to related parties	16,613	11,865
PEWC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	147	24
Amounts due to related parties	14,814	10,075
Contract liabilities	137	0
Purchases	24,914	20,359	$ 5,742
Sales	0	5,254	90
Fabrication income received	0	25	0
Construction income received	3	0	0
Management fee paid	172	153	133
Information technology service fee paid	120	113	123
Training fee paid	0	110	0
Interest expenses paid	0	91	60
Rental fee paid	18	0	0
Materials purchased for interior office redecorating	8	0	0
Management fee received	10	0	0
PEWC, Singapore Branch
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5	21
Management fee received	0	14	14
PEWC (HK)
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	4,177	7,204
Amounts due to related parties	26	16
Sales	18,309	25,127	17,004
Service fee paid	156	219	209
Taiwan Submarine Cable Co., Ltd
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	65	0
SPHC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	170	176
Amounts due to related parties	1,362	1,362
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	6,454	6,540
Sales	8,772	6,613	5,344
Construction of factory building expenses	0	1,651	3,436
PEWC Singapore Co. (Pte) Ltd.
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	400
Interest expenses paid	0	0	12
Others
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	11	12
Fabrication cost	$ 277	$ 350	$ 238